Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses

Note 5 - Prepaid Expenses

Prepaid expenses consist of the following:

	September 30,	December 31,
	2019	2018
Director compensation	$-	$100
Director and officer insurance	161	121
NASDAQ fees	14
Legal retainer	25	25
Marketing programs and conferences	54	53
Professional services retainer	15	8
Rent	-	19
Equipment service deposits	2	3
Foreign patent registration	22	-
Engineering, software licenses and other	11	13
Total prepaid expenses	$304	$342

6. Prepaid expenses

Prepaid expenses consist of the following:

	December 31,
	2018	2017
Director compensation	$100	$66
Director, officer and other insurance	121	33
Marketing programs and conferences	53	—
Legal retainer	25	25
Inventory purchase deposits	—	20
Professional service retainer	8	8
Rent	19	—
Equipment service deposits	3	7
Engineering, software licenses and other	13	11
Total prepaid expenses	$342	$170